STOCK-BASED COMPENSATION (Details 2) - 2015 Stock Option Plan [Member] - $ / shares	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
$0.36 - $1.33 [Member]
Weighted Average Remaining Contractual Term	5 years
Weighted Average Exercise Price	$ 0.85
Number Exercisable	666,969
Weighted Average Exercise Price	$ 0.40
$0.36 - $0.50 [Member]
Weighted Average Remaining Contractual Term		5 years
Weighted Average Exercise Price		$ 0.41
Number Exercisable		737,010
Weighted Average Exercise Price		$ 0.38